Financial Risk Management - Summary of Financial Assets and Liabilities by Class (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	$ 1,199	$ 1,353
Cash and cash equivalents	15,871	14,153	$ 10,319
Trade and other receivables	2,925	2,733
Loans to equity accounted investments	13	644
Total financial assets	20,008	18,883
Non-financial assets	91,985	98,123
Total assets	111,993	117,006	118,953
Other financial liabilities	1,231	1,500
Trade and other payables	5,791	5,422
Bank overdrafts and short-term borrowings	58	45	43
Bank loans	2,555	2,281
Notes and debentures	23,298	27,041
Finance leases	802	897
Other	92	210
Total financial liabilities	33,827	37,396
Non-financial liabilities	17,496	16,884
Total liabilities	51,323	54,280	$ 58,882
Current cross currency and interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities	121	250
Current other derivative contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities	17	144
Non-current cross currency and interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities	1,092	1,095
Non-current other derivative contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities	1	11
Current cross currency and interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	12
Current other derivative contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	170	41
Current available for sale shares and other investments [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	18	31
Non-current cross currency and interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	396	605
Non-current other derivative contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	195	332
Non-current available for sale shares and other investments [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	408	344
Loans and receivables [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents	15,871	14,153
Trade and other receivables	1,799	1,813
Loans to equity accounted investments	13	644
Total financial assets	17,683	16,610
Available for sale securities [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	80	70
Total financial assets	80	70
Available for sale securities [member] | Level 3 [member] | Non-current available for sale shares and other investments [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	80	70
Held at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	1,146	1,256
Trade and other receivables	1,126	920
Total financial assets	2,272	2,176
Other financial liabilities	487	186
Trade and other payables	377	502
Total financial liabilities	864	688
Held at fair value through profit or loss [member] | Current cross currency and interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities	171	(4)
Held at fair value through profit or loss [member] | Current other derivative contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities	17	144
Held at fair value through profit or loss [member] | Non-current cross currency and interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities	298	42
Held at fair value through profit or loss [member] | Non-current other derivative contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities	1	4
Held at fair value through profit or loss [member] | Current cross currency and interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	12
Held at fair value through profit or loss [member] | Current other derivative contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	170	41
Held at fair value through profit or loss [member] | Current available for sale shares and other investments [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	18	31
Held at fair value through profit or loss [member] | Non-current cross currency and interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	423	578
Held at fair value through profit or loss [member] | Non-current other derivative contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	195	332
Held at fair value through profit or loss [member] | Non-current available for sale shares and other investments [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	328	274
Cash flow hedges [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	(27)	27
Total financial assets	(27)	27
Other financial liabilities	744	1,314
Total financial liabilities	744	1,314
Cash flow hedges [member] | Level 2 [member] | Current cross currency and interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities	(50)	254
Cash flow hedges [member] | Level 2 [member] | Non-current cross currency and interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities	794	1,053
Cash flow hedges [member] | Level 2 [member] | Non-current other derivative contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities		7
Cash flow hedges [member] | Level 2 [member] | Non-current cross currency and interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	(27)	27
Other financial assets and liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [Line Items]
Trade and other payables	5,414	4,920
Bank overdrafts and short-term borrowings	58	45
Bank loans	2,555	2,281
Notes and debentures	23,298	27,041
Finance leases	802	897
Other	92	210
Total financial liabilities	$ 32,219	$ 35,394